Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Contingent consideration	$ 1,254,683
Total	1,254,683
Level 1 [Member]
Contingent consideration	0
Total	0
Level 2 [Member]
Contingent consideration	0
Total	0
Level 3 [Member]
Contingent consideration	1,254,683
Total	$ 1,254,683